Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingency Accrual	$ 0
Cash and cash equivalents	$ 101,734,000	$ 200,300,000	$ 272,673,000	$ 733,896,000
Time Charter-in Vessel [Member]
Vessels time charter-in	2
Purchase Commitment, Remaining Minimum Amount Committed	$ 3,313,000
Newbuilding Drybulk carriers
Contracts to acquire New Vessels	6
Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount	$ 51,600,000
Contract Termination [Member] | Scorpio Commercial & Scorpio Ship Management [Member]
Purchase Commitment, Remaining Minimum Amount Committed	$ 7,428,000
Termination fees (Commissions) expected to be paid for a determined time period	6 months
2nd Qtr 2017 [Member] | Newbuilding Drybulk carriers
Unrecorded Unconditional Purchase Obligation	$ 18,625,000
Contracts to acquire New Vessels	1